Condensed consolidated statement of comprehensive income - USD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023 [2]	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Condensed consolidated statement of comprehensive income
Total Revenue	[1]	$ 11,416	$ 10,771	$ 22,295	$ 22,161
Product Sales		10,882	10,630	21,448	21,610
Alliance revenue		341	138	627	290
Collaboration Revenue		193	3	220	261
Cost of sales		(1,960)	(2,998)	(3,865)	(6,509)
Gross profit		9,456	7,773	18,430	15,652
Distribution expense		(131)	(129)	(265)	(254)
Research and development expense		(2,667)	(2,546)	(5,278)	(4,679)
Selling, general and administrative expense		(4,986)	(4,681)	(9,045)	(9,521)
Other operating income and expense		784	122	1,163	219
Operating profit		2,456	539	5,005	1,417
Finance income		64	18	141	35
Finance expense		(431)	(311)	(795)	(647)
Share of after tax (losses)/profits in associates and joint ventures		(1)	1	(1)	(5)
Profit before tax		2,088	247	4,350	800
Taxation		(268)	113	(726)	(52)
Profit for the period		1,820	360	3,624	748
Other comprehensive income
Remeasurement of the defined benefit pension liability		17	696	7	1,031
Net gains on equity investments measured at fair value through other comprehensive income		(94)	(30)	(48)	(12)
Fair value movements related to own credit risk on bonds designated as fair value through profit or loss		2	2	4	2
Tax on items that will not be reclassified to profit or loss		(29)	(181)	(5)	(275)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax		(104)	487	(42)	746
Foreign exchange arising on consolidation		(209)	(1,107)	105	(1,326)
Foreign exchange arising on designated liabilities in net investment hedges		(94)	(163)	(101)	(195)
Fair value movements on cash flow hedges		33	(143)	89	(138)
Fair value movements on cash flow hedges transferred to profit and loss		4	120	(71)	131
Fair value movements on derivatives designated in net investment hedges		24	42	40	34
Costs of hedging		(1)	(13)	(1)	(13)
Tax on items that may be reclassified subsequently to profit or loss			45	12	46
Other comprehensive income that may be subsequently to profit or loss, net of tax		(243)	(1,219)	73	(1,461)
Other comprehensive income/(loss), net of tax		(347)	(732)	31	(715)
Total comprehensive income/(loss) for the period		1,473	(372)	3,655	33
Profit attributable to:
Owners of the Parent		1,818	360	3,621	746
Non-controlling interests		2		3	2
Profit for the period		1,820	360	3,624	748
Total comprehensive income/(loss) attributable to:
Owners of the Parent		1,471	(372)	3,652	33
Non-controlling interests		2		3
Total comprehensive income/(loss) for the period		$ 1,473	$ (372)	$ 3,655	$ 33
Basic earnings per $0.25 Ordinary Share		$ 1.17	$ 0.23	$ 2.34	$ 0.48
Diluted earnings per $0.25 Ordinary Share		$ 1.17	$ 0.23	$ 2.32	$ 0.48
Weighted average number of Ordinary Shares in issue (m)		1,550	1,549	1,549	1,548
Diluted weighted average number of Ordinary Shares in issue (m)		1,560	1,560	1,560	1,561

[1]	Effective 1 January 2023, the Group has updated the presentation of Total Revenue. See Note 1 for further details of the presentation of Alliance Revenue.
[2]	The Q2 2023 and Q2 2022 information in respect of the three months ended 30 June 2023 and 30 June 2022 respectively included in the Interim Financial Statements have not been reviewed by PricewaterhouseCoopers LLP.